Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables	$ 7,173	$ 5,580
Lease liabilities	456	106
Related party payables
Total	7,629	5,686
Less than 3 months [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables	4,417	1,576
Lease liabilities	222	34
Related party payables
Total	4,639	1,610
3 to 12 months [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables	2,756	4,004
Lease liabilities	234	72
Related party payables
Total	$ 2,990	$ 4,076